Cover	Apr. 22, 2025
Cover [Abstract]
Entity Registrant Name	Vado Corp.
Entity Central Index Key	0001700849
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 22, 2025
Entity File Number	000-56616
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-0968244
Entity Address Address Line 1	212 S. Gale Drive
Entity Address City Or Town	Beverly Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90211
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	545-0009